Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables And Accruals [Abstract]
Research and development	$ 3,456	$ 3,098
Employee compensation costs	3,000	2,983
Consulting and professional services	558	647
Legal expenses	225	245
Deferred rent	16	6
Other	28	45
Total	$ 7,283	$ 7,024